PROPERTY AND EQUIPMENT (Details) - CNY (¥)	Dec. 31, 2018	Dec. 31, 2017
Property and equipment
Less: accumulated depreciation	¥ (31,326,808)	¥ (20,394,541)
Total	19,166,229	22,467,900
Office and other equipment
Property and equipment
Property and equitment	23,774,820	19,997,272
Leasehold improvements
Property and equipment
Property and equitment	25,062,449	21,147,511
Motor vehicles
Property and equipment
Property and equitment	¥ 1,655,768	¥ 1,717,658